Supplemental Cash Flow Information - Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Statement of cash flows, additional disclosures [Abstract]
Property, plant and equipment in accounts payable	$ (193)	$ (255)
Right-of-use asset additions	555	0
Amortization of prepaids	19,901	14,416
Interest paid	16,933	11,700
Interest received	$ (1,949)	$ (3,610)